CIH-Q3

Quarterly Report
August 31, 2025
MFS®  Intermediate High
Income Fund

Portfolio of Investments
8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 140.1%
Aerospace & Defense – 4.4%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$173,000	$177,744
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		55,000	56,854
Bombardier, Inc., 7.5%, 2/01/2029 (n)		56,000	58,442
Bombardier, Inc., 8.75%, 11/15/2030 (n)		70,000	75,438
Bombardier, Inc., 7.25%, 7/01/2031 (n)		88,000	92,777
Bombardier, Inc., 7%, 6/01/2032 (n)		53,000	55,341
Bombardier, Inc., 6.75%, 6/15/2033 (n)		73,000	75,910
TransDigm, Inc., 6.75%, 8/15/2028 (n)		108,000	111,028
TransDigm, Inc., 4.625%, 1/15/2029		151,000	147,756
TransDigm, Inc., 6.375%, 3/01/2029 (n)		82,000	83,954
TransDigm, Inc., 6.875%, 12/15/2030 (n)		234,000	242,657
TransDigm, Inc., 6.375%, 5/31/2033 (n)		288,000	291,827
			$1,469,728
Automotive – 3.6%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$262,000	$241,809
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		92,000	95,332
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	100,000	118,547
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		$135,000	130,895
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		161,000	139,728
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		109,000	112,574
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		126,000	135,160
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		125,000	91,363
Wabash National Corp., 4.5%, 10/15/2028 (n)		158,000	145,009
			$1,210,417
Broadcasting – 3.4%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)		$200,000	$208,060
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		115,000	112,666
Gray Media, Inc., 9.625%, 7/15/2032 (n)		111,000	111,567
Gray Media, Inc., 7.25%, 8/15/2033 (n)		69,000	67,976
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		170,000	163,967
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		71,000	62,888
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		152,000	155,724
Univision Communications, Inc., 8%, 8/15/2028 (n)		85,000	88,224
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		160,000	164,874
			$1,135,946
Brokerage & Asset Managers – 2.9%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		$179,000	$183,369
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)		143,000	156,087
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		65,000	65,225
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		107,000	106,635
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		66,000	70,873
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		291,000	292,345
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)		26,000	26,492
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		79,000	80,044
			$981,070
Building – 6.7%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$151,000	$155,804
Builders FirstSource, Inc., 6.75%, 5/15/2035 (n)		139,000	144,957
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)		125,000	96,250
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		65,000	62,560
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		176,000	177,947
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		154,000	155,776

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
Knife River Corp., 7.75%, 5/01/2031 (n)		$178,000	$186,688
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		109,000	99,995
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		126,000	132,051
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		47,000	48,451
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		165,000	162,201
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		56,000	56,158
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		214,000	217,082
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		170,000	175,330
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		45,000	44,581
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		112,000	107,327
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		193,000	192,786
			$2,215,944
Business Services – 3.6%
ams OSRAM AG, 10.5%, 3/30/2029	EUR	100,000	$124,037
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$159,000	155,969
CACI International, Inc., 6.375%, 6/15/2033 (n)		170,000	175,345
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		208,000	197,058
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		132,000	131,687
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		122,000	120,924
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		105,000	107,446
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)		166,000	172,120
			$1,184,586
Cable TV – 6.3%
Cable One, Inc., 4%, 11/15/2030 (n)		$112,000	$92,659
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		495,000	475,729
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		299,000	283,022
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		84,000	76,814
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		98,000	85,091
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		200,000	183,545
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		65,000	64,525
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		44,000	43,741
DISH DBS Corp., 7.75%, 7/01/2026		96,000	93,360
DISH DBS Corp., 5.125%, 6/01/2029		98,000	80,899
DISH Network Corp., 11.75%, 11/15/2027 (n)		94,000	99,383
EchoStar Corp., 10.75%, 11/30/2029		146,824	158,019
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		200,000	182,929
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		200,000	176,529
			$2,096,245
Chemicals – 3.9%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)		$200,000	$211,656
Chemours Co., 4.625%, 11/15/2029 (n)		209,000	186,626
Chemours Co., 8%, 1/15/2033 (n)		59,000	57,715
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		150,000	125,819
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	145,000	165,211
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$68,000	69,127
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		54,000	55,821
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		198,000	198,796
SNF Group SACA, 3.375%, 3/15/2030 (n)		250,000	230,589
			$1,301,360
Computer Software – 2.6%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$189,000	$197,118
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		41,000	42,740
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		186,000	198,858
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)		111,000	112,534
Fair Isaac Corp., 6%, 5/15/2033 (n)		161,000	163,160

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – continued
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		$144,000	$143,207
			$857,617
Computer Software - Systems – 2.0%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$87,000	$88,056
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)		49,000	47,371
Sabre GLBL, Inc., 11.125%, 7/15/2030 (n)		42,000	41,164
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		175,000	175,056
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		49,000	50,847
Virtusa Corp., 7.125%, 12/15/2028 (n)		94,000	91,600
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		175,000	179,705
			$673,799
Conglomerates – 2.0%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$109,000	$111,647
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		157,000	161,243
Gates Corp., 6.875%, 7/01/2029 (n)		114,000	118,531
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		117,000	122,772
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		159,000	164,749
			$678,942
Construction – 1.7%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$165,000	$168,300
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		63,000	62,787
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		86,000	82,381
New Home Co., 8.5%, 11/01/2030 (n)		118,000	122,385
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		122,000	118,780
			$554,633
Consumer Products – 4.9%
Acushnet Co., 7.375%, 10/15/2028 (n)		$141,000	$147,377
Amer Sports Co., 6.75%, 2/16/2031 (n)		189,000	197,009
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		125,000	95,227
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		131,000	139,256
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		115,000	110,095
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		62,000	49,860
Newell Brands, Inc., 8.5%, 6/01/2028 (n)		73,000	77,068
Newell Brands, Inc., 6.375%, 5/15/2030		157,000	154,838
Newell Brands, Inc., 6.625%, 5/15/2032		87,000	84,924
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	100,000	120,992
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		$194,000	195,210
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		124,000	123,203
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		140,000	129,018
			$1,624,077
Consumer Services – 3.9%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)		$71,000	$73,121
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		160,000	168,140
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/2030 (n)		55,000	58,424
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		171,000	165,815
Garda World Security Corp., 8.375%, 11/15/2032 (n)		171,000	178,350
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		186,000	189,481
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		135,000	118,306
Service Corp. International, 5.75%, 10/15/2032		199,000	200,978
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		130,000	121,722
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		29,000	30,156
			$1,304,493

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 1.8%
Ball Corp., 6%, 6/15/2029	$106,000	$108,737
Ball Corp., 2.875%, 8/15/2030	226,000	204,438
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	134,000	138,090
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/2031 (n)	160,000	162,799
		$614,064
Electrical Equipment – 0.6%
CommScope LLC, 4.75%, 9/01/2029 (n)	$42,000	$41,496
CommScope LLC, 9.5%, 12/15/2031 (n)	73,000	75,496
CommScope Technologies LLC, 5%, 3/15/2027 (n)	71,000	70,280
		$187,272
Electronics – 0.4%
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)	$129,000	$136,480
Energy - Independent – 5.9%
Chord Energy Corp., 6.75%, 3/15/2033 (n)	$147,000	$150,766
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	96,000	99,698
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	52,000	54,134
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	81,000	83,326
CNX Resources Corp., 7.25%, 3/01/2032 (n)	116,000	120,367
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	230,000	226,744
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	176,000	180,060
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)	100,000	99,515
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	184,000	189,038
Matador Resources Co., 6.875%, 4/15/2028 (n)	162,000	165,754
Matador Resources Co., 6.5%, 4/15/2032 (n)	54,000	54,787
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	143,000	143,031
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	96,000	99,534
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	41,000	41,763
Vital Energy, Inc., 7.875%, 4/15/2032 (n)	135,000	133,014
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	114,000	115,602
		$1,957,133
Entertainment – 3.3%
Life Time, Inc., 6%, 11/15/2031 (n)	$180,000	$181,915
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)	123,000	125,964
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	14,000	14,033
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	177,000	179,620
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	95,000	97,975
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	231,000	234,754
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	59,000	58,922
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	188,000	187,873
		$1,081,056
Financial Institutions – 9.7%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$210,916	$209,253
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	217,000	227,802
Azorra Finance Ltd., 7.25%, 1/15/2031 (n)	58,000	59,904
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	69,000	72,842
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	117,000	118,514
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	131,000	136,908
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	170,000	169,938
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	106,000	112,673
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)	137,000	140,963
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	138,000	137,186
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	57,000	56,423
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)	169,000	176,962
LFS TopCo LLC, 8.75%, 7/15/2030 (n)	142,000	138,908

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	$135,000	$134,748
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)	121,000	123,881
OneMain Finance Corp., 6.625%, 5/15/2029	145,000	149,102
OneMain Finance Corp., 5.375%, 11/15/2029	120,000	118,652
OneMain Finance Corp., 7.5%, 5/15/2031	55,000	57,656
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	313,000	319,809
Phoenix Aviation Capital, 9.25%, 7/15/2030 (n)	100,000	105,985
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	97,000	99,808
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	97,000	100,659
Rocket Cos., Inc., 4%, 10/15/2033 (n)	46,000	41,473
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)	82,000	87,113
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	130,000	135,253
		$3,232,415
Food & Beverages – 4.0%
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	$52,000	$55,185
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	91,000	97,771
Performance Food Group Co., 5.5%, 10/15/2027 (n)	131,000	130,822
Performance Food Group Co., 6.125%, 9/15/2032 (n)	98,000	100,304
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	255,000	245,918
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	82,000	82,486
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	245,000	236,866
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	240,000	236,398
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	38,000	38,124
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	120,000	118,846
		$1,342,720
Forest & Paper Products – 1.0%
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)	$190,000	$193,049
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	132,000	142,886
		$335,935
Gaming & Lodging – 5.9%
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	$150,000	$150,143
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	307,000	307,049
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	297,000	296,182
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	154,000	140,566
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	68,000	69,396
Melco Resorts Finance Limited, 5.375%, 12/04/2029	200,000	192,539
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	198,000	193,310
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	200,000	198,884
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	200,000	200,928
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	185,000	184,647
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	36,000	38,751
		$1,972,395
Industrial – 1.7%
AECOM, 6%, 8/01/2033 (n)	$209,000	$213,317
APi Escrow Corp., 4.75%, 10/15/2029 (n)	264,000	259,500
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	87,000	86,805
		$559,622
Insurance - Property & Casualty – 5.8%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$115,000	$119,453
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	128,000	125,441
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)	42,000	43,516
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)	88,000	90,288
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	102,000	100,782
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	121,000	125,143

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	$227,000	$232,045
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	73,000	74,817
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	93,000	90,728
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)	97,000	99,085
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	214,000	222,098
Hub International Ltd., 5.625%, 12/01/2029 (n)	79,000	79,267
Hub International Ltd., 7.25%, 6/15/2030 (n)	171,000	178,862
Hub International Ltd., 7.375%, 1/31/2032 (n)	74,000	77,836
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	250,000	259,423
		$1,918,784
Interactive Media Services – 0.7%
Snap, Inc., 6.875%, 3/01/2033 (n)	$177,000	$178,839
Snap, Inc., 6.875%, 3/15/2034 (n)	42,000	42,110
		$220,949
Machinery & Tools – 1.3%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	$116,000	$122,091
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	281,000	294,880
		$416,971
Medical & Health Technology & Services – 6.3%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$200,000	$191,828
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	116,000	120,800
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	124,000	129,165
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	86,000	61,801
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	336,000	301,165
Concentra, Inc., 6.875%, 7/15/2032 (n)	155,000	160,681
Encompass Health Corp., 5.75%, 9/15/2025	8,000	7,992
Encompass Health Corp., 4.75%, 2/01/2030	181,000	178,437
Encompass Health Corp., 4.625%, 4/01/2031	58,000	56,234
IQVIA, Inc., 6.5%, 5/15/2030 (n)	200,000	207,390
IQVIA, Inc., 6.25%, 6/01/2032 (n)	99,000	102,051
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	85,000	92,036
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	94,000	103,623
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	60,000	61,794
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	150,000	155,563
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	146,000	149,829
		$2,080,389
Medical Equipment – 1.8%
Insulet Corp., 6.5%, 4/01/2033 (n)	$169,000	$175,210
Medline Borrower LP, 3.875%, 4/01/2029 (n)	73,000	70,098
Medline Borrower LP, 5.25%, 10/01/2029 (n)	190,000	188,153
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	153,000	157,176
		$590,637
Metals & Mining – 4.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$155,000	$145,155
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)	97,000	96,432
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	431,000	409,826
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	197,000	205,947
Novelis, Inc., 4.75%, 1/30/2030 (n)	170,000	163,483
Novelis, Inc., 6.875%, 1/30/2030 (n)	89,000	92,348
Novelis, Inc., 3.875%, 8/15/2031 (n)	82,000	74,366
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (z)	76,107	43,001
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	142,000	149,295
		$1,379,853

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – 9.0%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)		$129,000	$133,985
Buckeye Partners LP, 5.85%, 11/15/2043		48,000	42,998
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		181,000	189,201
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)		76,000	76,049
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		214,000	223,425
NFE Financing LLC, 12%, 11/15/2029 (n)		100,677	36,999
NuStar Logistics LP, 6.375%, 10/01/2030		167,000	172,911
Prairie Acquiror LP, 9%, 8/01/2029 (n)		129,000	134,497
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)		75,000	78,343
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		146,000	146,991
Sunoco LP, 7.25%, 5/01/2032 (n)		188,000	198,881
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		229,000	228,615
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		102,000	105,095
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		99,000	104,134
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		128,000	132,634
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		160,000	175,906
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		59,000	60,796
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		223,000	233,967
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		178,000	176,761
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		50,000	54,844
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)		132,000	137,804
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)		132,000	138,527
			$2,983,363
Network & Telecom – 1.7%
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		$145,000	$146,410
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	100,000	119,661
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		100,000	123,692
Iliad Holding S.A.S., 6.875%, 4/15/2031		100,000	123,691
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$57,000	59,290
			$572,744
Oil Services – 1.5%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$168,000	$151,303
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		196,000	200,915
Valaris Ltd., 8.375%, 4/30/2030 (n)		132,000	137,423
			$489,641
Pharmaceuticals – 1.4%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$200,000	$207,670
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		110,000	99,275
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		62,000	45,143
Grifols S.A., 7.125%, 5/01/2030	EUR	100,000	122,915
			$475,003
Pollution Control – 0.8%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$147,000	$143,322
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		47,000	49,065
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		74,000	77,141
			$269,528
Precious Metals & Minerals – 1.3%
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		$171,000	$171,415
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		116,000	115,200
New Gold, Inc., 6.875%, 4/01/2032 (n)		149,000	155,313
			$441,928

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Healthcare – 0.5%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$58,000	$54,942
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		102,000	106,939
			$161,881
Real Estate - Other – 1.8%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$146,000	$142,110
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		242,000	249,077
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		27,000	27,751
XHR LP, REIT, 4.875%, 6/01/2029 (n)		177,000	172,226
			$591,164
Restaurants – 1.6%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$180,000	$184,367
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		105,000	98,177
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		171,000	160,817
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		101,000	102,202
			$545,563
Retailers – 3.3%
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		$200,000	$212,291
L Brands, Inc., 6.625%, 10/01/2030 (n)		161,000	165,281
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		10,000	9,903
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)		139,000	142,723
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		104,000	103,894
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	100,000	110,041
Parkland Corp., 4.625%, 5/01/2030 (n)		$173,000	167,454
Parkland Corp., 6.625%, 8/15/2032 (n)		29,000	29,868
Penske Automotive Group Co., 3.75%, 6/15/2029		159,000	151,605
			$1,093,060
Specialty Stores – 1.4%
Carvana Co., 9%, 12/01/2028 (n)		$49,846	$50,981
Carvana Co., 9%, 6/01/2031 (n)		248,915	282,416
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		84,000	66,294
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		94,000	63,727
			$463,418
Supermarkets – 1.6%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)		$305,000	$311,982
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		196,000	206,333
			$518,315
Telecommunications - Wireless – 1.7%
Altice France S.A., 8.125%, 2/01/2027 (n)		$200,000	$185,157
Altice France S.A., 5.125%, 7/15/2029 (n)		200,000	171,000
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		200,000	212,726
			$568,883
Telephone Services – 1.3%
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		$108,479	$92,207
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		74,334	75,001
Level 3 Financing, Inc., 7%, 3/31/2034 (n)		70,248	70,725
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		143,000	136,194
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		74,000	72,765
			$446,892
Tobacco – 0.6%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$175,000	$182,947

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.6%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	178,000	$213,959
Utilities - Electric Power – 3.8%
Calpine Corp., 4.5%, 2/15/2028 (n)		$164,000	$162,428
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		285,000	262,145
PG&E Corp., 5.25%, 7/01/2030		250,000	243,642
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		71,000	70,459
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		44,000	43,759
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		162,000	160,619
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		38,000	36,667
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)		90,000	88,271
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		130,000	132,774
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		40,000	41,829
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		33,000	34,803
			$1,277,396
Total Bonds			$46,611,217
Common Stocks – 0.1%
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		200	$29,962

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	3,500	$2,081

Mutual Funds (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 4.33% (v)	904,970	$905,060

Other Assets, Less Liabilities – (42.9)%		(14,267,864)
Net Assets – 100.0%		$33,280,456

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $905,060 and
$46,643,260, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $42,427,597, representing 127.5% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026	7/21/21-7/26/21	$76,734	$43,001
% of Net assets			0.1%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound

Derivative Contracts at 8/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	1,264,649	EUR	1,079,424	HSBC Bank	10/17/2025	$(1,725)
USD	128,184	EUR	109,517	State Street Corp.	10/17/2025	(300)
						$(2,025)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$29,962	$29,962
United Kingdom	—	2,081	—	2,081
U.S. Corporate Bonds	—	38,871,352	—	38,871,352
Foreign Bonds	—	7,739,865	—	7,739,865
Investment Companies	905,060	—	—	905,060
Total	$905,060	$46,613,298	$29,962	$47,548,320
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(2,025)	$—	$(2,025)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/24	$45,514
Change in unrealized appreciation or depreciation	16,978
Partial liquidation proceeds	(32,530)
Balance as of 8/31/25	$29,962
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2025 is $16,978. At August 31,
2025, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended August 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$599,137	$9,053,905	$8,747,959	$(74)	$51	$905,060

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$36,593	$—